Warrants (Details) - Schedule of under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option - Warrant [Member]	Mar. 31, 2022 $ / shares
Warrants (Details) - Schedule of under the Monte Carlo Model that assumes optimal exercise of the Company’s redemption option [Line Items]
Market price of public stock (in Dollars per share)	$ 6.7
Exercise price (in Dollars per share)	$ 11.5
Expected term (years)	4 years 3 months 25 days
Volatility	50.41%
Risk-free interest rate	2.41%
Dividend rate	0.00%